Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	£ (643)	£ (107)	£ (140)
Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	7,718
Financial assets, ending balance	8,253	7,718
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	5,155
Financial liabilities, ending balance	4,799	5,155
Trading liabilities | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	46,433
Financial liabilities, ending balance	43,636	46,433
Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0	0
– exchange differences	0	0	(1)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	580	636	118
Total gains/(losses) recognised in profit or loss	(19)	0	11
Total gains/(losses) recognised in other comprehensive income	0	0	(1)
– exchange differences	0	0	(1)
Purchases	10	396	346
New issuances	3	8	17
Sales	(71)	(3)	0
Settlements	(473)	(505)	1
Transfers out	(5)	(5)	0
Transfers in	281	53	144
Financial liabilities, ending balance	306	580	636
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	1	(2)	2
Designated at fair value | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	33,608
Financial liabilities, ending balance	30,358	33,608
Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0	0
– exchange differences	10	(11)	(21)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,121	2,003	1,150
Total gains/(losses) recognised in profit or loss	(450)	(297)	(19)
Total gains/(losses) recognised in other comprehensive income	10	(11)	(21)
– exchange differences	10	(11)	(21)
Purchases	0	1	0
New issuances	1,075	1,099	1,114
Sales	(18)	(20)	0
Settlements	(294)	(589)	(464)
Transfers out	(243)	(129)	(8)
Transfers in	356	64	251
Financial liabilities, ending balance	2,557	2,121	2,003
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	78	70	32
Derivatives | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	139,368
Financial liabilities, ending balance	193,956	139,368
Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0	0
– exchange differences	2	(1)	(7)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,454	2,597	3,096
Total gains/(losses) recognised in profit or loss	12	1,367	(5)
Total gains/(losses) recognised in other comprehensive income	2	(1)	(7)
– exchange differences	2	(1)	(7)
Purchases	0	0	0
New issuances	0	0	0
Sales	0	0	0
Settlements	(380)	(1,496)	(847)
Transfers out	(414)	(407)	(58)
Transfers in	262	394	418
Financial liabilities, ending balance	1,936	2,454	2,597
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	2,992	(697)	(24)
Financial investments | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	41,291
Financial assets, ending balance	37,180	41,291
Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	1,387	1,387	1,635
Total gains/(losses) recognised in profit or loss	(7)	11	4
Total gains/(losses) recognised in other comprehensive income	(120)	(16)	(59)
– financial investments: fair value gains/(losses)	(170)	(10)	(17)
– exchange differences	50	(6)	(42)
Purchases	289	355	200
New issuances	0	0	0
Sales	(98)	(264)	(153)
Settlements	(52)	(55)	(54)
Transfers out	(198)	(32)	(186)
Transfers in	26	1	0
Financial assets, ending balance	1,227	1,387	1,387
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	50	(6)	(42)
Trading assets | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	83,706
Financial assets, ending balance	78,072	83,706
Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	1,344	1,341	1,611
Total gains/(losses) recognised in profit or loss	51	(29)	(48)
Total gains/(losses) recognised in other comprehensive income	6	2	(6)
– financial investments: fair value gains/(losses)	0	0	0
– exchange differences	6	2	(6)
Purchases	579	300	386
New issuances	0	0	0
Sales	(441)	(116)	(93)
Settlements	(38)	(157)	(349)
Transfers out	(152)	(338)	(330)
Transfers in	390	341	170
Financial assets, ending balance	1,739	1,344	1,341
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	(10)	(1)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	6	2	(6)
Designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	18,649
Financial assets, ending balance	16,380	18,649
Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	3,171	3,385	3,467
Total gains/(losses) recognised in profit or loss	47	(34)	182
Total gains/(losses) recognised in other comprehensive income	152	(32)	(120)
– financial investments: fair value gains/(losses)	0	0	0
– exchange differences	152	(32)	(120)
Purchases	289	346	197
New issuances	0	0	0
Sales	(212)	(477)	(336)
Settlements	(8)	(5)	0
Transfers out	0	(12)	(29)
Transfers in	23	0	24
Financial assets, ending balance	3,462	3,171	3,385
Unrealised gains/(losses) recognised in profit or loss relating to assets held	42	(79)	130
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	152	(32)	(120)
Derivatives | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	141,221
Financial assets, ending balance	202,510	141,221
Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	1,816	2,014	1,974
Total gains/(losses) recognised in profit or loss	531	1,507	101
Total gains/(losses) recognised in other comprehensive income	2	(1)	(5)
– financial investments: fair value gains/(losses)	0	0	0
– exchange differences	2	(1)	(5)
Purchases	0	0	0
New issuances	0	0	0
Sales	0	0	0
Settlements	(369)	(1,501)	(221)
Transfers out	(335)	(304)	(64)
Transfers in	180	101	229
Financial assets, ending balance	1,825	1,816	2,014
Unrealised gains/(losses) recognised in profit or loss relating to assets held	748	901	(55)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	2	(1)	(5)
– net income from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(19)	0	11
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	78	70	32
– net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	12	1,367	(5)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	51	(29)	(48)
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	42	(79)	130
– net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	531	1,507	101
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(450)	(297)	(19)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	47	(34)	182
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(7)	11	4
– gains less losses from financial investments at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
– trading income/(expense) excluding net interest income | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	1	(2)	2
– trading income/(expense) excluding net interest income | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
– trading income/(expense) excluding net interest income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	2,992	(697)	(24)
– trading income/(expense) excluding net interest income | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– trading income/(expense) excluding net interest income | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	(10)	(1)
– trading income/(expense) excluding net interest income | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– trading income/(expense) excluding net interest income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held	£ 748	901	(55)
– net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss		0	0
– net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss		0	0
– net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss		0	0
– net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		0	0
– net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		0	0
– net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		0	0
– net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		£ 0	£ 0